Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Non deductible expenditure	[1]	$ 19.5	$ 18.0	$ 56.1
Non deductible expenditure, facility charges		0.0	0.0	8.0
Non deductible expenditure, legal and consulting fees		1.1	2.0	8.2
Non deductible expenditure, impairments		11.5	1.8	13.3
Yilgarn South
Income Taxes [Line Items]
Non deductible expenditure, stamp duty		0.0	0.0	5.1
Peru
Income Taxes [Line Items]
Non deductible expenditure, other		$ 6.9	$ 7.0	9.4
Cerro Corona
Income Taxes [Line Items]
Prior year adjustments to taxation	[2]			$ 29.5

[1]	The December 31, 2015: $19.5 million (December 31, 2014: $18.0 million and December 31, 2013: $56.1 million) non-deductible expenditure comprises mainly $11.5 million (December 31, 2014: $1.8 million and December 31, 2013: $13.3 million) of impairments, $nil million (December 31, 2014: $nil and December 31, 2013: $8.0 million) of facility charges, $1.1 million (December 31, 2014: $2.0 million and December 31, 2013: $8.2 million) of legal and consulting fees, $nil million (December 31, 2014: $nil and December 31, 2013: $5.1 million) of stamp duty on the Yilgarn South assets acquisition and $6.9 million (December 31, 2014: $7.0 million and December 31, 2013: $9.4 million) of various Peruvian non-deductible expenses. There were no other individually significant amounts included in this line item.
[2]	In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, the Group identified an understatement in the calculation of its deferred tax liabilities related to its Cerro Corona operations in Peru. Deferred tax amounting to $29.5 million was incorrectly recognised in prior years on the basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency. As a result, the deferred tax liability at December 31, 2012 was understated by $29.5 million. The Group applied SEC Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No. 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior-year misstatements on the current-year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors. In accordance with accounting guidance presented in ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, the Group assessed the materiality of the misstatement and concluded that it was not material to Group's current-year financial statements, taken as a whole. Under SAB No. 108, prior-year misstatements may be corrected in the current- year provided that such correction does not result in a material misstatement to the current-year financial statements. Correcting current-year financial statements for such "immaterial errors" does not require previously filed reports to be amended. The Group corrected the misstatement in the consolidated financial statements for the year ended December 31, 2013 as an "out-of-period" adjustment of $29.5 million.